COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash paid to related parties	¥ 780,000